Post-Employment and Other Long-Term Employees Benefits - Weighted Average Assumptions Used in Determination of Benefit Obligation and Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Compensation And Retirement Disclosure [Abstract]
Discount rate	1.45%	1.95%
Salary increase rate	2.43%	2.48%
Expected long-term rate of return on funds for the pension expense of the following year	3.44%	4.04%
Net periodic benefit cost, Discount rate	1.95%	2.75%	2.54%
Net periodic benefit cost, Salary increase rate	2.48%	2.32%	2.37%
Net periodic benefit cost, Expected long-term rate of return on funds for the pension expense of the year	4.04%	4.16%	4.23%